Leases - Summary of Depreciation Charge of Right of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation charge of right-of-use assets	¥ 413,957	¥ 578,014	¥ 608,889
Interest expense (included in finance costs)	27,123	41,402	38,709
Right-of-use assets [member]
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation charge of right-of-use assets	413,957	578,014	608,889
Interest expense (included in finance costs)	27,123	41,402	38,709
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	47,873	37,376	55,408
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	¥ 14,527	¥ 25,548	¥ 25,550